Property And Equipment,Net	12 Months Ended
Dec. 31, 2011
Property And Equipment,Net [Abstract]
Property And Equipment,Net [Text Block]

NOTE 6. PROPERTY AND EQUIPMENT, NET

Property and equipment included in the consolidated balance sheets as of December 31, 2010 and 2011 comprised of:

	Chinese Yuan (Renminbi)		U.S. Dollars
	December 31,		December 31,
	2010	2011	2011
Motor vehicles	¥1,303,570	¥1,243,443	$197,563
Leasehold improvements	2,316,999	2,477,265	393,598
Office equipment	4,929,463	4,994,735	793,585
Communication equipment	61,963	61,871	9,830
Software	647,622	902,188	143,343
Total	9,259,617	9,679,502	1,537,919
Less: Accumulated depreciation	(4,641,786)	(5,748,528)	(913,349)
Property and equipment, net	¥4,617,831	¥3,930,974	$624,570

Depreciation expense was RMB1.0 million, RMB1.7 million and RMB2.0 million (US$0.3 million) for the years ended December 31, 2009, 2010, and 2011, respectively.